BMW Vehicle Owner Trust 2018-A

Accrued Interest Date:	9/27/21	Collection Period Ending:	9/30/21
Current Payment Date:	10/25/21	Period:	45

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,422,530,958.50	$98,059,870.08	$87,942,097.91

Yield Supplement Overcollateralization Amount	$140,479,675.82	$2,778,143.36	$2,406,141.29

Adjusted Pool Balance	$1,282,051,282.68	$95,281,726.72	$85,535,956.62

Reserve Account	$3,205,128.21	$3,205,128.21	$3,205,128.21

Overcollateralization	$32,051,282.68	$32,051,282.07	$32,051,282.07

Notes				Ratio

Class A-1 Notes	$250,000,000.00	-	-	0.0%

Class A-2a Notes	$410,000,000.00	-	-	0.0%

Class A-2b Notes	$80,000,000.00	-	-	0.0%

Class A-3 Notes	$360,000,000.00	-	-	0.0%

Class A-4 Notes	$150,000,000.00	$63,230,444.65	$53,484,674.55	100.0%
	$1,250,000,000.00	$63,230,444.65	$53,484,674.55	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$192,640.76
Servicer Advances	10,260.23
Servicer Advance Reimbursement	8,886.17

Administrative Purchase Payment	0.00
Warranty Purchase Payment	199.09
Recoveries	668.24

Investment Earnings from Reserve Account	26.34
Investment Earnings from Collection Account	0.00

Total Available Interest	$194,908.49

Available Principal:
Principal Collection on Receivables

Receipts of Scheduled Principal	$8,206,639.87
Receipts of Pre-Paid Principal	1,874,599.79

Liquidation Proceeds	0.00
Administrative Purchase Payment	0.00
Warranty Purchase Payment	36,532.51

Total Available Principal	$10,117,772.17

Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$10,312,680.66

Distributions:
Servicing Fees	$81,716.56
Non-recoverable Servicer Advance Reimbursement	442.78
Noteholder's Accrued and Unpaid Interest	132,257.01
First Priority Principal Distribution Amount to Noteholders	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	9,745,770.10

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (subject to annual cap)
Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	352,494.21

Total Distributions	$10,312,680.66

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$98,059,870.08
Monthly Principal Received
Regular Principal Received	$8,206,639.87
Prepaid Principal Received	1,874,599.79
Liquidation Proceeds	0.00
Principal Balance Allocable to Gross Charge-offs	0.00
Principal Portion of Repurchased Receivables	36,532.51

Total Monthly Principal Amounts	$10,117,772.17

Ending Receivable Principal Balance	$87,942,097.91

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	0.00

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	0.00

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	-
Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	0.00

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			1.65000%	$0.00	0.00
Class A-2a Notes			2.09000%	$0.00	0.00
Class A-2b Notes			0.00000%	$0.00	0.00
Class A-3 Notes			2.35000%	$0.00	0.00
Class A-4 Notes			2.51000%	$132,257.01	0.88
				$132,257.01

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2a Notes	-	-	-	0.00	0.00
Class A-2b Notes	-	-	-	0.00	0.00
Class A-3 Notes	-	-	-	0.00	0.00
Class A-4 Notes	$63,230,444.65	$9,745,770.10	$53,484,674.55	64.97	0.36
	63,230,444.65	9,745,770.10	53,484,674.55

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	2,778,143.36
Beginning Period Amount	2,778,143.36
Current Distribution Date Required Amount	2,406,141.29
Current Period Release	372,002.07
Ending Period Amount	2,406,141.29

Reserve Account

Beginning Period Required Amount	$3,205,128.21
Beginning Period Amount	3,205,128.21
Net Investment Earnings	26.34
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,205,128.21
Release to Depositor	26.34
Ending Period Amount	$3,205,128.21

Overcollateralization

Beginning Period Overcollateralization Amount	$32,051,282.07
Target Overcollateralization Amount	$32,051,282.07
Ending Period Over Collateralization Amount	$32,051,282.07
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		13,447	12,312
Weighted Average Remaining Term		16.59	16.00
Weighted Average Annual Percentage Rate		2.43%	2.44%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	79	$720,356.81	0.82%
60-89 Days	25	297,290.34	0.34%
90-119 Days	7	84,871.15	0.10%
120+ Days	2	32,245.82	0.04%

Total 30+ Days Past Due as of the end of the current period	113	$1,134,764.12	1.29%
Total 60+ Days Past Due as of the end of the current period	34	$414,407.31	0.47%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.99%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.94%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.82%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		0	0.00
Ending Period Repossessed Receivables Balance		2	20,177.40
Principal Balance of 90+ Day Repossessed Vehicles		0	0.00

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		0	0.00
Recoveries		4	668.24
Net Write-Offs			-668.24
Cumulative Net Write-offs		218	$2,728,900.57
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			2.93%
Charge Off Rate **			0.19%
Avg of Net Write-offs ***			$12,517.89

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	0	0.00
Recoveries	3	543.39
Net Write-Offs		-543.39
Cumulative Net Write-offs	218	$2,729,568.81
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		2.63%
Charge Off Rate **		0.19%
Avg of Net Write-offs ***		$12,520.96

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	0	0.00
Recoveries	4	1,190.08
Net Write-Offs		-1,190.08
Cumulative Net Write-offs	218	$2,730,112.20
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		2.37%
Charge Off Rate **		0.19%
Avg of Net Write-offs ***		$12,523.45

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	1	3,086.22
Recoveries	1	109.68
Net Write-Offs		2,976.54
Cumulative Net Write-offs	218	$2,731,302.28
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		2.13%
Charge Off Rate **		0.19%
Avg of Net Write-offs ***		$12,528.91

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.